Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Debt was as follows:

(in millions)	December 31, 2016	December 31, 2015
5.250% Senior Notes due 2018	$500	$500
6.288% Senior Reset Notes to affiliates due 2019	1,250	1,250
6.464% Senior Notes due 2019	1,250	1,250
6.366% Senior Reset Notes to affiliates due 2020	1,250	1,250
6.542% Senior Notes due 2020	1,250	1,250
6.625% Senior Notes due 2020	1,000	1,000
6.250% Senior Notes due 2021	1,750	1,750
6.633% Senior Notes due 2021	1,250	1,250
8.097% Senior Reset Notes to affiliates due 2021	1,250	1,250
6.125% Senior Notes due 2022	1,000	1,000
6.731% Senior Notes due 2022	1,250	1,250
8.195% Senior Reset Notes to affiliates due 2022	1,250	1,250
6.000% Senior Notes due 2023	1,300	1,300
6.625% Senior Notes due 2023	1,750	1,750
6.836% Senior Notes due 2023	600	600
9.332% Senior Reset Notes to affiliates due 2023	600	600
6.000% Senior Notes due 2024	1,000	—
6.500% Senior Notes due 2024	1,000	1,000
6.375% Senior Notes due 2025	1,700	1,700
6.500% Senior Notes due 2026	2,000	2,000
Senior Secured Term Loans	1,980	2,000
Capital leases	1,425	826
Unamortized premium from purchase price allocation fair value adjustment	212	250
Unamortized discount on Senior Secured Term Loans	(8)	(10)
Debt issuance cost	(23)	(23)
Total debt	27,786	26,243
Less: Current portion of Senior Secured Term Loans	20	20
Less: Current portion of capital leases	334	162
Total long-term debt	$27,432	$26,061

Classified on the balance sheet as:
Long-term debt	$21,832	$20,461
Long-term debt to affiliates	5,600	5,600
Total long-term debt	$27,432	$26,061

Schedule of Future Minimum Lease Payments for Capital Leases
Future minimum payments required under capital leases, including interest, over their remaining terms are summarized below:

(in millions)	Future Minimum Payments
Year Ending December 31,
2017	$390
2018	354
2019	315
2020	200
2021	150
Thereafter	214
Total	$1,623
Interest included	$198

Schedule of Letters of Credit
The following table summarizes the outstanding standby letters of credit under each agreement:

(in millions)	December 31, 2016	December 31, 2015
JP Morgan Chase	$20	$36
Deutsche Bank	54	54
Total outstanding balance	$74	$90